Accounts Payable and Accrued Expenses (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Expenses
Accounts payable and accrued expenses as of March 31, 2024 and December 31, 2023 consisted of the following (in thousands):

	March 31, 2024	December 31, 2023
Accounts payable and other accrued liabilities	$8,793	$7,323
Accrued employee expenses	7,760	13,859
Total	$16,553	$21,182

Accounts payable and accrued liabilities as of December 31, 2023 and 2022 consisted of the following (in thousands):

	December 31, 2023	December 31, 2022
Accounts payable and other accrued liabilities	$7,323	$9,561
Accrued employee expenses	13,859	24,074
	$21,182	$33,635